Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Year Ended December 31, 2022
Life Insurance in Force	$16.7	$13.7	$—	$3.0	—%
Premiums:
Life insurance	$0.2	$0.2	$—	$—	—%
Accident and health insurance	7.2	6.9	—	0.3	—%
Total earned premiums	$7.4	$7.1	$—	$0.3	—%
Benefits:
Life insurance	$0.5	$0.5	$—	$—	—%
Accident and health insurance	47.4	46.9	—	0.5	—%
Total policyholder benefits	$47.9	$47.4	$—	$0.5	—%

Year Ended December 31, 2021
Life Insurance in Force	$29.5	$15.8	$—	$13.7	—%
Premiums:
Life insurance	$0.8	$0.7	$—	$0.1	—%
Accident and health insurance	7.9	7.5	—	0.4	—%
Total earned premiums	$8.7	$8.2	$—	$0.5	—%
Benefits:
Life insurance	$1.4	$1.3	$—	$0.1	—%
Accident and health insurance	34.4	34.3	—	0.1	—%
Total policyholder benefits	$35.8	$35.6	$—	$0.2	—%

Year Ended December 31, 2020
Life Insurance in Force	$37.9	$21.9	$—	$16.0	—%
Premiums:
Life insurance	$0.6	$0.5	$—	$0.1	—%
Accident and health insurance	9.1	8.6	—	0.5	—%
Total earned premiums	$9.7	$9.1	$—	$0.6	—%
Benefits:
Life insurance	$1.0	$1.0	$—	$—	—%
Accident and health insurance	28.3	27.9	—	0.4	—%
Total policyholder benefits	$29.3	$28.9	$—	$0.4	—%